                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2003

Check here if Amendment [    ]; Amendment Number: [    ]
This Amendment (Check only one):        [    ] is a restatement.
                                        [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      Fifth Third Bank, Florida
Address:                   4099 Tamiami Trail North
                           Naples, Fl 34103

13F File Number: 28-10116

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:                      Neal E. Arnold
Title:                     Executive Vice President, CFO
Phone:                     513-534-8577

Signature, Place, and Date of Signing:
         /s/ NEAL E. ARNOLD                                                     Cincinnati, Ohio          May 9, 2003
         ----------------------------------------------------                   ----------------          -----------
         [Signature]                                                            [City, State]             [Date]

Report Type (Check only one):

[   ]    13F HOLDINGS REPORT

[ x ]    13F NOTICE

[   ]    13F COMBINATION REPORT

List of Managers Reporting for this Manager:

Fifth Third Bancorp -  #28-03158